UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 6740

CitiFunds Institutional Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Fl.
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31
Date of reporting period: November 30, 2006

ITEM 1.           SCHEDULE OF INVESTMENTS

CITIFUNDS INSTITUTIONAL TRUST

CITI INSTITUTIONAL CASH RESERVES

FORM N-Q
NOVEMBER 30, 2006

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Investments in Prime Cash Reserves Portfolio, at value $4,902,288,780.

CitiSM Institutional Cash Reserves (the “Fund”) is a separate, non-diversified series of CitiFunds Institutional Trust (the “Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Prime Cash Reserves Portfolio (the “Portfolio”), a management investment company that has the same investment objective as the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation – The Fund records its investment in the Portfolio at value. The value of such investment reflects the Fund’s proportionate interest (74.8% at November 30, 2006) in the net assets of the Portfolio. Valuation of securities held by the Portfolio is discussed in Note 1 (a) of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

PRIME CASH RESERVES PORTFOLIO

Schedule of Investments (unaudited)	November 30, 2006

FACE
AMOUNT	SECURITY	VALUE

SHORT-TERM INVESTMENTS — 99.9%
Certificate of Deposit (Yankee) — 1.5%
$ 100,000,000	Calyon NY, 5.075% due 12/13/06	$99,992,796
Commercial Paper — 64.4%
57,000,000	Alianz Finance Corp., 5.330% due 12/6/06 (a)	56,958,358
50,000,000	Amstel Funding Corp., 5.302% due 3/28/07 (a)(b)	49,159,875
25,000,000	Amsterdam Funding Corp., 5.401% due 12/29/06 (a)	24,897,139
50,000,000	Anglesea Funding, 5.351% due 12/6/06 (a)	49,963,333
60,000,000	Aquinas Funding LLC, 5.288% due 12/26/06 (a)	59,780,833
60,000,000	Aspen Funding Corp., 5.302% due 12/28/06 (a)	59,762,400
	Atlantis One Funding Corp.:
50,000,000	5.403% due 2/7/07 (a)	49,503,222
50,000,000	5.328% due 2/23/07 (a)	49,387,500
50,000,000	Atomium Funding Corp., 5.337% due 12/1/06 (a)	50,000,000
60,000,000	Barclays US Fund, 5.336% due 12/7/06 (a)	59,947,350
	Bavaria TRR Corp.:
60,000,000	5.307% due 12/20/06 (a)	59,832,800
60,000,000	3.356%- 5.326% due 12/21/06 (a)	59,823,000
60,000,000	5.328% due 12/27/06 (a)	59,770,333
	Bear Stearns Co.:
50,000,000	5.393% due 3/1/07 (c)	50,000,000
75,000,000	5.341% due 4/20/07 (a)	73,480,416
	Beethoven Funding Corp.:
60,000,000	5.321% due 12/14/06 (a)	59,886,033
50,335,000	5.325% due 12/15/06 (a)	50,231,450
	Carrera Capital Financial Ltd.:
50,000,000	5.329% due 1/29/07 (a)(b)	49,568,972
30,400,000	5.330% due 2/26/07 (a)(b)	30,013,565
33,400,000	5.332% due 3/12/07 (a)(b)	32,908,046
	Chesham Finance LLC:
60,000,000	5.332% due 3/1/07 (a)(b)	59,211,000
50,000,000	5.320%- 5.361% due 4/12/07 (a)(b)	49,043,000
	Cobbler Funding LLC:
40,000,000	5.330% due 2/26/07 (a)	39,491,533
55,000,000	5.407% due 3/20/07 (a)	54,124,064
15,500,000	Crown Point Capital Co., 5.363% due 1/12/07 (a)(b)	15,404,701
60,859,000	Cullinan Finance Corp., 5.325% due 2/13/07 (a)(b)	60,202,230
60,000,000	Depfa Bank PLC NY, 5.347% due 2/26/07 (a)	59,238,750
60,000,000	East-Fleet Finance LLC, 5.313% due 12/1/06 (a)(b)	60,000,000
	Ebury Finance Ltd.:
50,000,000	5.338% due 2/20/07 (a)	49,410,500
50,000,000	5.382% due 3/19/07 (a)(b)	49,214,000
95,740,000	Ford Credit Floorplan Motown, Master Owner Trust, Motown Notes, Series
	2002-1A, 5.356% due 12/14/06 (a)	95,556,764
60,000,000	General Electric Capital Corp., 5.402% due 2/5/07 (a)	59,421,400
42,952,000	Giro Balanced Funding Corp., 5.330% due 2/20/07 (a)	42,444,630
70,000,000	Grampian Funding LLC, 5.503% due 1/17/07 (a)	69,510,156
	Greyhawk Capital Corp.:
38,902,000	5.334% due 3/16/07 (a)	38,308,583
60,000,000	5.320% due 3/29/07 (a)	58,981,267
50,000,000	ING U.S. Funding LLC, 5.296% due 4/4/07 (a)	49,104,444
50,000,000	Kaiserplatz Delaware, 5.337% due 1/12/07 (a)	49,693,167
50,000,000	KBC Financial Products International, 5.278% due 12/5/06 (a)	49,971,444
	Kestrel Funding PLC:
60,000,000	5.333% due 2/16/07 (a)(b)	59,324,967
60,000,000	5.333% due 3/1/07 (a)(b)	59,211,750
	Lake Constance Funding LLC:
55,000,000	5.505% due 12/12/06 (a)	54,909,418

See Notes to Schedule of Investments.

1

PRIME CASH RESERVES PORTFOLIO

Schedule of Investments (unaudited) (continued)	November 30, 2006

FACE
AMOUNT	SECURITY	VALUE

Commercial Paper — 64.4% (continued)
$ 52,000,000	5.325% due 1/29/07 (a)	$51,553,862
40,500,000	5.426% due 2/15/07 (a)	40,048,560
50,000,000	Lexington Parker Capital Corp., 5.302% due 4/12/07 (a)	49,046,667
60,000,000	Liberty Street Funding Corp., 5.289% due 12/22/06 (a)	59,815,900
	Mica Funding LLC:
52,742,000	5.332% due 12/19/06 (a)(b)	52,601,970
78,925,000	5.334% due 12/21/06 (a)(b)	78,692,171
	Morrigan TRR Funding LLC:
60,000,000	5.477% due 2/28/07 (a)(b)	59,209,383
60,000,000	5.342% due 3/2/07 (a)(b)	59,200,717
50,000,000	5.320% due 5/4/07 (a)(b)	48,892,055
50,000,000	Natexis Banques Populaires U.S., 5.266% due 6/6/07 (a)	48,674,118
	New Center Asset Trust:
66,500,000	5.337% due 2/21/07 (a)	65,704,771
60,000,000	5.336% due 3/8/07 (a)	59,149,633
50,000,000	5.349% due 3/20/07 (a)	49,211,264
65,289,000	North Sea Funding LLC, 5.299% due 12/22/06 (a)(b)	65,087,910
50,000,000	Nyala Funding LLC, 5.340% due 5/15/07 (a)	48,808,334
	Orion Financial LLC:
50,000,000	5.500% due 12/15/06 (a)	49,895,972
35,000,000	5.328% due 3/1/07 (a)(b)	34,540,625
45,000,000	5.380% due 5/23/07 (a)(b)	43,872,905
	Paradigm Funding LLC:
50,000,000	5.355% due 1/12/07 (a)	49,693,458
50,000,000	5.370% due 3/26/07 (a)	49,161,458
35,391,000	Park Avenue Receivables Corp., Credit Enhanced By JPMorgan Chase Bank,
	5.323% due 2/12/07 (a)	35,014,233
100,000,000	Premier Asset Collateralized Entity LLC, 5.335% due 5/15/07 (b)(c)	100,000,000
80,000,000	Prudential PLC, 5.346% due 5/22/07 (a)	78,012,445
50,000,000	Saint Germain Holdings Inc., 5.315% due 12/13/06 (a)(b)	49,912,333
50,000,000	Silver Tower U.S. Funding, 5.396% due 4/27/07 (a)	48,928,125
60,000,000	Stanfield Victoria Finance Ltd., 5.334% due 3/15/07 (a)(b)	59,098,667
60,000,000	Strand Capital LLC, 5.334% due 2/15/07 (a)	59,337,533
	Tango Finance Corp.:
60,000,000	5.333% due 1/25/07 (a)(b)	59,519,667
100,000,000	5.323% due 6/21/07 (b)(c)	99,994,466
75,000,000	Tasman Funding Inc., 5.331% due 1/2/07 (a)	74,649,333
70,000,000	Ticonderoga Funding LLC, 5.302% due 12/27/06 (a)(b)	69,733,067
	Versailles LLC:
50,000,000	5.341% due 12/6/06 (a)	49,963,403
25,000,000	5.338% due 12/15/06 (a)	24,948,764
30,000,000	5.341% due 12/19/06 (a)	29,920,950
104,300,000	Windmill Funding Corp., 5.282% -, 5.401% due 12/29/06 (a)	103,873,020

	Total Commercial Paper	4,222,420,132

Liquidity Notes — 7.4%
75,000,000	Indymac Bank FSB, 5.376% due 12/8/06 (a)	74,921,688
	Mint II LLC:
50,000,000	5.379% due 12/15/06 (a)(b)	49,896,750
60,000,000	5.382% due 12/27/06 (a)(b)	59,769,900
50,000,000	5.428% due 2/27/07 (a)(b)	49,352,222
53,000,000	5.400% due 3/29/07 (a)(b)	52,084,484
30,000,000	5.394% - 5.364% due 3/30/07 (a)(b)	29,477,391
	Park Granada LLC:
60,000,000	5.302% due 12/26/06 (a)	59,780,000

See Notes to Schedule of Investments.

2

PRIME CASH RESERVES PORTFOLIO

Schedule of Investments (unaudited) (continued)	November 30, 2006

FACE
AMOUNT	SECURITY	VALUE

Liquidity Notes — 7.4% (continued)
$ 110,000,000	5.333% -, 5.482 % due 12/29/06 (a)	$109,543,756

	Total Liquidity Notes	484,826,191

Master Notes — 3.9%
227,000,000	Merrill Lynch & Co. Inc., 5.443% due 12/1/06	227,000,000
30,000,000	Morgan Stanley Master Note, 5.513% due 12/1/06	30,000,000

	Total Master Notes	257,000,000

Medium-Term Notes — 12.6%
	Cheyne Finance LLC:
70,000,000	5.337% due 3/20/07 (a)(b)	68,887,292
50,000,000	5.320% due 3/26/07 (b)(c)	49,996,823
50,000,000	5.331% due 4/3/07 (a)(b)	49,113,375
46,000,000	Harrier Finance Funding LLC, 5.330% due 1/22/07 (b)(c)	45,998,931
	K2 USA LLC:
60,000,000	5.327% due 4/30/07 (a)(b)	58,702,500
100,000,000	Medium-Term Notes, 5.325% due 8/15/07 (b)(c)	99,992,959
130,000,000	Links Finance LLC, 5.328% due 9/20/07 (b)(c)	129,992,173
	Stanfield Victoria Finance Ltd.:
50,000,000	5.320% due 12/4/06 (b)(c)	49,999,909
100,000,000	Medium-Term Note, 5.320% due 5/15/07 (b)(c)	99,993,275
	Whistlejacket Capital Ltd.:
30,000,000	5.320% due 6/12/07 (b)(c)	29,996,891
50,000,000	5.315% due 7/25/07 (b)(c)	49,993,534
	White Pine Finance LLC:
50,000,000	5.310% due 4/3/07 (b)(c)	49,996,681
42,000,000	5.320% due 9/12/07 (b)(c)	41,993,441

	Total Medium-Term Notes	824,657,784

Promissory Note — 2.3%
	Goldman Sachs Group LP:
75,000,000	5.440% due 5/21/07	75,000,000
75,000,000	5.340% due 8/13/07	75,000,000

	Total Promissory Note	150,000,000

Time Deposits — 7.8%
250,000,000	Bank of America Grand Cayman, 5.375% due 12/1/06	250,000,000
257,955,000	PNC Bank Nassau, 5.375% due 12/1/06	257,955,000

	Total Time Deposits	507,955,000

	TOTAL INVESTMENTS — 99.9% (Cost — $6,546,851,903#)	6,546,851,903
	Other Assets in Excess of Liabilities — 0.1%	9,711,887

	TOTAL NET ASSETS — 100.0%	$6,556,563,790

(a) Rate shown represents yield-to-maturity.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(c) Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2006.
# Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Prime Cash Reserves Portfolio (the “Portfolio”), is a separate diversified series of Institutional Portfolio (the “Trust”). The Trust is registered under the U.S. Investment Act of 1940, as amended (the “1940 Act”), as a no-load, diversified, open-end management investment company, which was organized as a trust under the laws of the Commonwealth of Massachusetts. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At November 30, 2006, all investors in the Portfolio were funds advised by the manager of the Fund and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CitiFunds Institutional Trust

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date	January 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date	January 29, 2007

By	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date	January 29, 2007